Commitments and Contingencies - Operating Leases (Details)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2014 USD ($)
Operating Leases
Unamortized deferred rent and allowances	$ 2,674,683		$ 2,881,180
Lease Extension, November 2014
Operating Leases
Tenant allowances recorded as long-term deferred rent liability						$ 228,973
Lease Extension, November 2015
Operating Leases
Tenant allowances recorded as long-term deferred rent liability					$ 392,020
Lease Extension, January 2017
Operating Leases
Tenant allowances recorded as long-term deferred rent liability				$ 2,000,000
Renewable lease term				48 months
Lease Extension, November 2018
Operating Leases
Additional square footage to be leased per the letter of intent to expand the lease of the Company's primary building | ft²		8,264
Square footage under the current lease which is to be terminated in exchange for entering into a new lease for the expansion of space of the Company's primary building | ft²		4,400
Tenant allowance available to help fund the build out per the letter of intent to expand the lease of the Company's primary building		$ 1,000,000
Incremental rent over the terminated lease for the first twelve months		$ 100,000